CAPITAL STRUCTURE - Shares Issued By Company - Additional Information (Detail) - shares	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Capital Structure [Line Items]
Treasury shares, shares	12,416,017	12,935,230
New Shares Issued [Member]
Capital Structure [Line Items]
Treasury shares, shares	12,416,017	12,917,017
Ordinary Shares [Member]
Capital Structure [Line Items]
Issuance of shares for restricted shares vested (in shares)	0
Exercise of share options (in shares)	0
Ordinary Shares [Member] | New Shares Issued [Member]
Capital Structure [Line Items]
Shares issued for future vesting of restricted shares and exercise of share options (in shares)	0
Treasury Shares [Member]
Capital Structure [Line Items]
Issuance of shares for restricted shares vested (in shares)	303,318
Exercise of share options (in shares)	197,682
Treasury Shares [Member] | New Shares Issued [Member]
Capital Structure [Line Items]
Shares issued for future vesting of restricted shares and exercise of share options (in shares)	0
Issuance of shares for restricted shares vested (in shares)	303,318
Exercise of share options (in shares)	197,682